Income Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Income Taxes [Abstract]
Schedule of Current and Deferred Portions of the Income Tax Expenses (Benefits)	The current and deferred portions of the income tax expenses (income) included in the consolidated statements of operations and comprehensive loss as determined in accordance with ASC 740 are as follows:
	For the Years Ended March 31,
	2024	2023	2022
Current taxes	$15,856	$-	$-
Deferred taxes	(2,497)	(524)	792
Income tax expenses (income)	$13,359	$(524)	$792

Schedule of Expected Income Tax Expense (Benefits)	A reconciliation of the difference between the expected income tax expense (benefits) computed at Hong Kong profits tax rate of 16.5% and the Group’s reported income tax benefits is shown in the following table:
	For the Years Ended March 31,
	2024	2023	2022
Loss before income taxes	$(4,576,119)	$(207,693)	$(510,113)
Applicable income tax rate	16.5%	16.5%	16.5%
Income tax benefits at applicable income tax rate	$(755,060)	$(34,270)	$(84,169)
Non-deductible expenses(1)	642,533	79,652	451
Income not subject to tax	(40)	(22)	(2)
Tax effect of two-tiered profits tax rates	(62,480)	(22,680)	41,860
Under-provision in previous years	26,762	-	-
Change in valuation allowance	161,644	(23,204)	42,652
Income tax expenses (income)	$13,359	$(524)	$792
(1)	Non-deductible expenses for the year ended March 31, 2024 mainly represented expenses incurred by the Company and IWHL, while non-deductible expense for the years ended March 31, 2023 and 2022 mainly represented expenses incurred by IWHL. Since the Company and IWHL are holding companies with no operations, these expenses were not allowed to be carried forward and set off profits in subsequent periods according to Hong Kong tax laws.

Schedule of Deferred Tax Assets and Liabilities	Components of the Group’s deferred tax assets and liabilities are as follows:
	As of March 31,
	2024	2023
Deferred tax assets:
Allowance for credit loss	$1,265	$-
Net operating loss carry forwards	214,543	52,750
Depreciation and amortization	1,395	163
Less: valuation allowances	(214,543)	(52,750)
Total deferred tax assets, net	$2,660	$163

Schedule of Valuation Allowance Against Deferred Tax Assets	Movement of the Group’s valuation allowance against deferred tax assets is as follows:
	2024	2023
Balance at April 1	$52,750	$73,777
Increase recognized in the income statement	161,644	(23,204)
Exchange difference	149	2,177
Balance at March 31	$214,543	$52,750